Maintenance rights and lease premium, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Maintenance Rights and Lease Premiums
Maintenance rights and lease premium, net consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Maintenance rights	$1,336,440	$1,669,742
Lease premium, net	340,967	460,251
	$1,677,407	$2,129,993
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2025 and 2024:

	As of December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$790,042	$(449,075)	$340,967

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$907,995	$(447,744)	$460,251
Other intangibles consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Customer relationships, net	$113,706	$134,883
Other intangible assets	4,083	4,783
	$117,789	$139,666
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2025 and 2024:

	As of December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(246,294)	$113,706

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(225,117)	$134,883

Schedule of Movements in Maintenance Rights Intangible
Movements in maintenance rights during the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Maintenance rights at beginning of period	$1,669,742	$2,099,513
EOL and MR contract maintenance rights expense	(71,103)	(144,726)
MR contract maintenance rights write-off due to maintenance liability release	(19,544)	(38,525)
EOL contract maintenance rights write-off due to cash receipt	(67,412)	(159,682)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(175,243)	(86,838)
Maintenance rights at end of period	$1,336,440	$1,669,742

Schedule of Estimated Future Amortization Expense
As of December 31, 2025, the estimated future amortization expense for lease premium assets was as follows:

Estimated amortization expense
2026	$103,099
2027	86,966
2028	72,877
2029	37,128
2030	25,740
Thereafter	15,157
$340,967